COMMITMENTS AND CONTINGENCIES (Details Textual)						1 Months Ended						12 Months Ended
	Nov. 10, 2015 USD ($) shares	Oct. 01, 2015 USD ($)	Jul. 03, 2015 USD ($)	May 01, 2015 USD ($)	Mar. 05, 2015 USD ($) shares	Jul. 25, 2016 USD ($)	Dec. 22, 2015 shares	Oct. 26, 2015 shares	Apr. 24, 2015 USD ($)	Jan. 27, 2014 USD ($) $ / shares shares	Aug. 07, 2013 USD ($)	Dec. 31, 2015 USD ($) ft² $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	May 31, 2016 $ / shares	Apr. 30, 2016 $ / shares	Nov. 30, 2015 $ / shares	Oct. 23, 2015 $ / shares	Oct. 09, 2015 $ / shares	Sep. 30, 2014 $ / shares
Commitments And Contingencies [Line Items]
Area Of Principal Executive Offices | ft²												2,362
Operating Leases, Rent Expense												$ 314,485	$ 302,230
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.10			$ 0.25	$ 0.001	$ 0.10	$ 0.10	$ 0.10	$ 0.50
Escrow Shares | shares										250,000
Due to Related Parties, Current												$ 153,474	228,983	$ 14,744
Lease Rent Per Month												4,724
Loss Contingency, Undiscounted Amount of Insurance-related Assessment Liability												100,000
Litigation Settlement, Amount						$ 1,525,000
Payments for Legal Settlements						$ 100,000
Share-based Compensation Award, Tranche One [Member]
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					500,000
Share-based Compensation Award, Tranche Two [Member]
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					50,000
Performance Target | PSUs
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										1,500,000
Employee Stock Option [Member]
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares										1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares										$ 0.40
Sublease in Atlanta [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense												2,763
Sublease in Washington D C [Member]
Commitments And Contingencies [Line Items]
Reduction in Monthly Rent												7,146
Gain (Loss) on Disposition of Business												1,280
Sublease in New York [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Sublease Rentals												21,135
Sublease in Scottsdale, AZ [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Sublease Rentals												$ 500
Warrant [Member]
Commitments And Contingencies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares														1,575,954
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								41,667
Maximum [Member]
Commitments And Contingencies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.179
Minimum [Member]
Commitments And Contingencies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.038
Nathaniel Bradley
Commitments And Contingencies [Line Items]
Base Salary									$ 125,000		$ 200,000
Executive Employment Agreement Period											3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												100.00%
Sean Bradley
Commitments And Contingencies [Line Items]
Base Salary											$ 195,000
Officers' Compensation				$ 150,000
Executive Employment Agreement Period											3 years
Share Price Condition				(a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bradley, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bradley at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period.
Performance Objective Description				(a) Targeted cash contract bookings (as to 33.33%); (b) Targeted net operating cash flow (as to 33.33%); (c) Board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the companys common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like).
President [Member]
Commitments And Contingencies [Line Items]
Stock Granted, Value, Share-based Compensation, Gross		$ 6,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares							1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												100.00%
James Crawford
Commitments And Contingencies [Line Items]
Base Salary											$ 185,000
Executive Employment Agreement Period											3 years
Consulting Agreement Monthly Fee Amount											$ 5,000
Constantine Potamianos
Commitments And Contingencies [Line Items]
Base Salary											$ 150,000
Executive Employment Agreement Period											2 years
Edward O'Donnell
Commitments And Contingencies [Line Items]
Base Salary											$ 165,000
Executive Employment Agreement Period											2 years
Mr. Arena
Commitments And Contingencies [Line Items]
Base Salary										$ 275,000
Signing Bonus										$ 35,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										5 years
Other Consideration Value To Related Party													54,892
Related Party Total Consideration Amount													479,892
Related Party Consideration Already Advanced													250,909
Due to Related Parties, Current												$ 0	$ 228,983
Mr. Arena | PSUs
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										3,000,000
Mr. Arena | Performance Target | PSUs
Commitments And Contingencies [Line Items]
Percentage Performance Targets Met										125.00%
Mr. Arena | Revenue goal | PSUs
Commitments And Contingencies [Line Items]
Percentage Psus Awards Granted										35.00%
Mr. Arena | Cash flow goal | PSUs
Commitments And Contingencies [Line Items]
Percentage Psus Awards Granted										35.00%
Mr. Arena | Discretionary Goal | PSUs
Commitments And Contingencies [Line Items]
Percentage Psus Awards Granted										30.00%
Mr. Arena | AIM Group, Inc [Member]
Commitments And Contingencies [Line Items]
Consulting Agreement Fee amount Net					$ 267,000
Consulting Agreement Fee Amount					425,000
Mr. Arena | Employee Stock Option [Member]
Commitments And Contingencies [Line Items]
Maximum Proceeds From Sale Of Stock Per Month					$ 500,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures | shares					500,000
Mr. Arena | Warrant [Member]
Commitments And Contingencies [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.40
Mr. Arena | Maximum [Member]
Commitments And Contingencies [Line Items]
Quarterly Bonus										$ 50,000
Mr. Arena | Maximum [Member] | Performance Target | PSUs
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										3,000,000
Mr. Arena | Minimum [Member] | Performance Target | PSUs
Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted | shares										1,000,000
Percentage Performance Targets Met										75.00%
Dr. Carr Bettis [Member]
Commitments And Contingencies [Line Items]
Officers' Compensation			$ 175,000
Executive Employment Agreement Period			1 year
Stock Granted, Value, Share-based Compensation, Gross			$ 750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period | shares												2,000,000
Share Price Condition			(a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Dr. Bettis, as applicable. Subject to the share price condition, 50% of the target award will be earned by Dr. Bettis at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period.
Performance Objective Description			(a) Targeted cash contract bookings (as to 33.33%); (b) Targeted net operating cash flow (as to 33.33%); (c) Board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the companys common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like).
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												100.00%
Todd Bankofier [Member]
Commitments And Contingencies [Line Items]
Base Salary	$ 125,000
Executive Employment Agreement Period	1 year
Share Price Condition	(a) satisfaction of a share price condition described below; and (b) 100% achievement of the performance goals by the company and Mr. Bankofier, as applicable. Subject to the share price condition, 50% of the target award will be earned by Mr. Bankofier at the 85% achievement level, and he can earn up to 150% of the target award at the 125% achievement level. Vesting shall be determined based upon performance measures at the end of each calendar year of 2016 and 2017, with 50% of each target award and performance increase subject to vesting during each performance period.
Performance Objective Description	(a) Targeted cash contract bookings (as to 33.33%); (b) Targeted net operating cash flow (as to 33.33%); (c) Board defined operations goals (as to 33.33%) for a performance period. And, vesting shall only occur if the closing share price of the companys common stock on each of the 20 trading days before and including the end of a performance period is not less than $0.20 per share (as adjusted for stock splits, combinations, recapitalization and the like).